Schedule of Reconciliation of Income Tax Provision (Details)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Income Tax Disclosure [Abstract]
Statutory United States federal rate	21.00%	21.00%
State income tax, net of federal benefit		4.00%
Change in valuation allowance	11.88%	(27.61%)
Stock based compensation	(16.27%)	0.38%
Permanent differences	0.53%
Tax rate differential between jurisdictions
Other	(17.14%)	2.23%
Effective tax rate benefit (provision)	(0.00%)	(0.00%)